Supplement dated September 30, 2011 to

Evermore Funds Trust

Summary Prospectuses dated April 30, 2011

This supplement makes the following amendments to disclosures in the Summary Prospectuses for the Evermore Global Value Fund and Evermore European Value Fund.

Departure of Jae Chung, Co-Portfolio Manager

Evermore Global Advisors, LLC, the investment adviser to Evermore Funds Trust, has decided to make changes to its investment team and, as a result, effective September 30, 2011, Jae Chung, will be leaving the firm and will no longer serve as co-portfolio manager of the Evermore Global Value Fund and Evermore European Value Fund.  Going forward, David Marcus will be the sole portfolio manager of the Funds.  All references to Mr. Chung, therefore, are removed from the Summary Prospectuses.  All references to Mr. Marcus as “lead portfolio manager,” therefore, are hereby replaced by “portfolio manager”.

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Please retain this supplement for future reference.

Supplement dated September 30, 2011 to

Evermore Funds Trust

Prospectus dated April 30, 2011,
 and Statement of Additional Information
dated April 30, 2011, as supplemented September 20, 2011

This supplement makes the following amendments to disclosures in the Prospectus and Statement of Additional Information (“SAI”) for the Evermore Global Value Fund and Evermore European Value Fund.

Departure of Jae Chung, Co-Portfolio Manager

Evermore Global Advisors, LLC, the investment adviser to Evermore Funds Trust, has decided to make changes to its investment team and, as a result, effective September 30, 2011, Jae Chung, will be leaving the firm and will no longer serve as co-portfolio manager of the Evermore Global Value Fund and Evermore European Value Fund.  Going forward, David Marcus will be the sole portfolio manager of the Funds.  All references to Mr. Chung, therefore, are removed from the Prospectus and SAI.  All references to Mr. Marcus as “lead portfolio manager,” therefore, are hereby replaced by “portfolio manager”.

*           *           *           *           *

Please retain this supplement for future reference.